ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Additional Cash Flow Information
ADDITIONAL CASH FLOW INFORMATION

33.	ADDITIONAL CASH FLOW INFORMATION

The following table provides additional information about transactions related to the statement of cash flows:

				Consolidated
	Ref.	12/31/2024	12/31/2023	12/31/2022
Income tax and social contribution paid		1,319,426	1,407,469	3,100,349
Addition to PP&E with interest capitalization	10 and 28	206,764	182,799	135,242
Remeasurement and addition – Right of use	10.(i)	299,650	197,525	125,946
Addition to PP&E without adding cash		32,128	114,877	60,329
Capitalization in associate without cash effect		118,000	11,037	367,000
		1,975,968	1,913,707	3,788,866